Equity Method Investments in Affiliates (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2020	Feb. 07, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Schedule of Investments [Line Items]
Equity method investment				$ 380,660	$ 441,407
Loss from equity method investment				$ 60,747	$ 81,725
Indigo Dye Group [Member]
Schedule of Investments [Line Items]
Impaired financing receivable, recorded investment			29.00%	32.00%
Terms of arrangements			As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $564,819 estimated fair value and changed to equity method of accounting
Variable interest, percentage			40.00%
Impaired financing receivable, recorded investment			$ 43,800
Indigo Dye Group [Member]
Schedule of Investments [Line Items]
Impaired financing receivable, recorded investment					32.00%	29.00%
Option to acquire additional interest percentage			30.00%
Terms of arrangements			As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $564,819 estimated fair value and changed to equity method of accounting.
Variable interest, percentage			40.00%
Impaired financing receivable, recorded investment			$ 43,800
Indigo Dye Group Corp. [Member]
Schedule of Investments [Line Items]
Impaired financing receivable, recorded investment			32.00%	32.00%			29.00%
Option to acquire additional interest percentage	30.00%		30.00%
Terms of arrangements	the Company continues to hold approximately 32% of the ownership of Indigo but ceased to have a controlling interest in the partnership and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $564,819 estimated fair value and changed to equity method of accounting.	The value used for this transaction is $1,750,000 and each percentage (1%) of the company is worth $17,500. In the event that the Company is not able to make a payment of $58,333 in any month, it will have 90 days to cure the default.
Variable interest, percentage		40.00%		40.00%	40.00%
Equity method investment			$ 59,370	$ 59,370	$ 441,407